Insurance	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Insurance

37.	Insurance

The specification by risk modality and effective date of the main insurance policies can be seen below:

Consolidated	End	Insured
Policy	of term	amount
Operational risks - HPP Baixo Iguaçu	05.31.2024	2,406,243
Operational risks - HPP Governador Jayme Canet Junior	01.21.2025	2,316,006
Operational risks - Cutia and Bento Miguel	03.29.2024	2,209,803
Named perils	08.24.2024	1,935,938
Operational risks - HPP Colíder	12.01.2024	1,892,320
Operational risks - Aventura e SRMN	11.28.2024	1,092,864
Operational risks - Ventos de Serra do Mel II e IV	11.28.2024	1,086,211
Operational risks - Brisa Potiguar	08.25.2024	1,039,962
Operational risks - Elejor	09.07.2024	901,950
Fire - owned and rented facilities	08.24.2024	787,464

In addition to the insurance policies listed above, the Company takes out other insurance policies with lower values, such as: Directors and Officers liability (D&O), general civil liability, court award payment guarantee, sundry perils, national and international transportation, life and vehicles. Additionally, the Company has an indemnity contract, in addition to the D&O insurance. The guarantee insurances taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as a guarantor, within the limits of their share of interest in each project.